UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lomas Capital Management, LLC
Address: 500 Park Avenue, 4th Floor
         New York, New York  10022

13F File Number:  028-15278

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Del Virginia
Title:     Chief Financial Officer
Phone:     646-569-3211

Signature, Place, and Date of Signing:

 /s/   John Del Virginia     New York, New York     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $315,297 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN AXLE & MFG HLDGS IN   COM              024061103    13040   955300 SH       SOLE                   955300        0        0
BBCN BANCORP INC               COM              073295107     2668   204300 SH       SOLE                   204300        0        0
CARTER INC                     COM              146229109     2720    47500 SH       SOLE                    47500        0        0
CON-WAY INC                    COM              205944101    10215   290100 SH       SOLE                   290100        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     7453   451400 SH       SOLE                   451400        0        0
DIME CMNTY BANCSHARES          COM              253922108     2335   162586 SH       SOLE                   162586        0        0
DIRECTV                        COM              25490A309     4974    87900 SH       SOLE                    87900        0        0
DISNEY WALT CO                 COM DISNEY       254687106     4317    76000 SH       SOLE                    76000        0        0
ENPRO INDS INC                 COM              29355X107     2277    44500 SH       SOLE                    44500        0        0
FIFTH & PAC COS INC            COM              316645100     6808   360599 SH       SOLE                   360599        0        0
FOOT LOCKER INC                COM              344849104    10649   311013 SH       SOLE                   311013        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     5283    35900 SH       SOLE                    35900        0        0
HOME DEPOT INC                 COM              437076102     6183    88600 SH       SOLE                    88600        0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100    14807    90800 SH       SOLE                    90800        0        0
JPMORGAN CHASE & CO            COM              46625H100    10887   229400 SH       SOLE                   229400        0        0
LAMAR ADVERTISING CO           CL A             512815101    11353   233700 SH       SOLE                   233700        0        0
LAMAR ADVERTISING CO           CL A             512815101     7962   163900 SH  PUT  SOLE                   163900        0        0
LAS VEGAS SANDS CORP           COM              517834107    14217   252300 SH       SOLE                   252300        0        0
LOWES COS INC                  COM              548661107    11432   301482 SH       SOLE                   301482        0        0
M & T BK CORP                  COM              55261F104    14556   141100 SH       SOLE                   141100        0        0
MARATHON PETE CORP             COM              56585A102     2688    30000 SH       SOLE                    30000        0        0
MARTIN MARIETTA MATLS INC      COM              573284106    16629   163000 SH       SOLE                   163000        0        0
MCGRAW HILL COS INC            COM              580645109     5218   100200 SH       SOLE                   100200        0        0
MELCO CROWN ENTMT LTD          ADR              585464100     3853   165000 SH       SOLE                   165000        0        0
METLIFE INC                    COM              59156R108    11710   308000 SH       SOLE                   308000        0        0
MUELLER INDS INC               COM              624756102     2439    45765 SH       SOLE                    45765        0        0
NORTHERN TR CORP               COM              665859104     8691   159300 SH       SOLE                   159300        0        0
OWENS CORNING NEW              COM              690742101     5351   135699 SH       SOLE                   135699        0        0
PACCAR INC                     COM              693718108     2781    55000 SH       SOLE                    55000        0        0
PACWEST BANCORP DEL            COM              695263103     4681   160800 SH       SOLE                   160800        0        0
REALOGY HLDGS CORP             COM              75605Y106     8132   166500 SH       SOLE                   166500        0        0
ROCKWOOD HLDGS INC             COM              774415103     4188    64000 SH       SOLE                    64000        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     9634   290000 SH       SOLE                   290000        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     8831   499200 SH       SOLE                   499200        0        0
SEALED AIR CORP NEW            COM              81211K100    12923   536000 SH       SOLE                   536000        0        0
SVB FINL GROUP                 COM              78486Q101     3192    45000 SH       SOLE                    45000        0        0
TRIPADVISOR INC                COM              896945201    10247   195100 SH       SOLE                   195100        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    14663   170700 SH       SOLE                   170700        0        0
VISA INC                       COM CL A         92826C839     4331    25500 SH       SOLE                    25500        0        0
WESCO INTL INC                 COM              95082P105    10979   151200 SH       SOLE                   151200        0        0
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